(Star Funds Logo)

   MONEY MARKET
   FUNDS

COMBINED
ANNUAL
REPORT
NOVEMBER 30, 1998



STAR TREASURY FUND
STAR TAX-FREE MONEY MARKET FUND
STAR OHIO TAX-FREE MONEY MARKET FUND

PRESIDENT'S MESSAGE

Dear Shareholders:

On behalf of the Star Funds, I would like to thank you for your continued support and for giving us the opportunity to help you achieve your financial
goals.   As you are aware, interest rates were generally lower in the twelve-
month period ended November 30, 1998.

Following you will find the results for the cash management funds along with questions and answers from our portfolio managers regarding the fund performance. I hope you will take the time to read this important information.

STAR TREASURY FUND

This Fund seeks to provide income to shareholders with a principal value that is stable.*<F1> To achieve this the Fund invests exclusively in short-term Treasury securities. For the fiscal period just ended, the Fund returned 4.69% for C Shares and 4.84% for Y Shares. This Fund remains a solid option for investors who are seeking taxable income with the maximum in stability.

STAR TAX-FREE MONEY MARKET FUND

This Fund seeks current income which is exempt from Federal taxation with a principal value that is stable.*<F1> This is achieved by investing totally in a diversified portfolio of short-term municipal securities.**<F2> For the most recent fiscal year the return on the Fund was 2.83%. This is a great option for risk averse investors who are in a high tax bracket.

STAR OHIO TAX-FREE MONEY MARKET FUND

This Fund seeks current income which is exempt from both Federal and Ohio state tax. This is accomplished by investing in municipal obligations of the state of Ohio and its municipalities.**<F2> The return for the period from the Fund's inception on December 2, 1997 to November 30, 1998 was 2.85%. So, if you are an Ohio resident looking for tax-free income with principal stability this is an excellent option.*<F1>

Again thank you for using the Star Funds for your investment needs and we look forward to providing solid performance and service to you in the future.

Sincerely,

/s/Daniel B. Benhase

Daniel B. Benhase
President

January 15, 1999

  *<F1> Although money market funds seek to maintain a share value of $1.00, there is no guarantee that they will do so. Investments in money market funds are neither insured nor guaranteed by the U.S. government.
 **<F2> Income may be subject to the federal alternative minimum tax and state and local taxes.

INVESTMENT REVIEWS

TREASURY FUND

Q    The Federal Reserve moved to lower interest rates in 1998 due to international turmoil and liquidity concerns. How did the Treasury Fund perform?

A    The return of worldwide financial turmoil during the summer months
(recession in Asia, default of Russian debt, and stresses in Latin America) gave rise to a crisis of confidence. The Fed clearly needed to move interest rates lower and do it quickly. Thus, short-term interest rates were lowered by a total of 75 basis points between September and November. This resulted in one-year T-bill yields declining from approximately 5.5% to 4.5% by the end of November. Our outlook for 1998 envisioned lower interest rates due to the anticipation of good inflation data and continued weakness in Asia. Interest rates were expected to decline and we positioned the Fund to take advantage of this opportunity. We lengthened the portfolio's average maturity early in the year to "lock-in" relatively high yields. While the Fund's yield declined due to lower market levels, it maintained competitive yields compared to its Lipper peer group throughout the period.

Q    What about market dislocations in emerging markets?  Did these have any impact on the Fund?

A    Because the Treasury Fund invests exclusively in U.S. Treasury obligations or securities collateralized by these obligations, the destabilizing events had a minimal impact on the Fund.

Q    Is the Treasury Fund rated by a rating agency?

A    Yes.  Fitch IBCA has assigned a "AAA" rating, the highest rating possible.
Consideration is given to portfolio assets, management of risk, and degree of liquidity.

Q    What are your expectations for 1999?

A    We are looking for an economy that continues the general slow growth, low inflation pattern of the past several years. This will likely translate into lower interest rates and better market liquidity. We believe Mr. Greenspan will advocate reducing the Federal funds rate to 4.5% to 4% within the first six months of 1999.

TAX-FREE MONEY MARKET FUND

Q    During the Fund's fiscal year, what major factors affected the tax-free money market?

A    Two primary factors govern the tax-free money market yields: Treasury securities and supply/demand levels. First, Treasury yields generally declined over the period. The return of worldwide financial turmoil during the summer months (recession in Asia, default of Russian debt, and stresses in Latin
America) gave rise to a crisis of confidence.   The Fed clearly needed to move
interest rates lower and do it quickly. Thus, short-term interest rates were lowered by a total of 75 basis points between September and November. This resulted in one-year T-bill yields declining from approximately 5.5% to 4.5% by the end of November. The second factor driving municipal markets, supply/demand, continued the trend from last year. Strong demand sharply exceeded new note issuance, the polar opposite of what has happened with longer-term securities. As a result, yields have fallen steadily for the past several months.

Q    How did the yield of the Star Tax-Free Money Market Fund move over the course of the year?

A    As with the entire market, yields declined over the period. Our outlook for
1998 envisioned lower interest rates due to the anticipation of good inflation data and continued weakness in Asia. Interest rates were expected to decline and we positioned the Fund to take advantage of this opportunity. We lengthened the portfolio's average maturity early in the year to "lock-in" relatively high yields. Consequently, the yield of the Tax-Free Money Market Fund remained within a few basis points of the Lipper peer group average.

Q    What is your outlook for short-term rates in 1999?

A    We are looking for an economy that continues the general slow growth, low inflation pattern of the past several years. This will likely translate into lower interest rates and better market liquidity. We believe Mr. Greenspan will advocate reducing the Federal funds rate to 4.5% to 4% within the first six months of 1999. Municipalities will likely avoid any negative impact from the worldwide turmoil experienced in the past several months. Credit quality continues to improve for most entities because of moderate economic growth, better fiscal management, and stable reserves.

OHIO TAX-FREE MONEY MARKET FUND

Q    During the Fund's fiscal year, what major factors affected the tax-free money market?

A    Two primary factors govern the tax-free money market yields: Treasury securities and supply/ demand levels. First, Treasury yields generally declined over the period. The return of worldwide financial turmoil during the summer months (recession in Asia, default of Russian debt, and stresses in Latin
America) gave rise to a crisis of confidence.   The Fed clearly needed to move
interest rates lower and do it quickly. Thus, short-term interest rates were lowered by a total of 75 basis points between September and November. This resulted in one-year T-bill yields declining from approximately 5.5% to 4.5% by the end of November. The second factor driving municipal markets, supply/demand, continued the trend from last year. Strong demand sharply exceeded new note issuance, the polar opposite of what has happened with longer-term securities. As a result, yields have fallen steadily for the past several months.

Q    How did the yield of Star Ohio Tax-Free Money Market Fund move over the course of the year?

A    As with the entire market, yields declined over the period. Our outlook for
1998 envisioned lower interest rates due to the anticipation of good inflation data and continued weakness in Asia. Interest rates were expected to decline and we positioned the Fund to take advantage of this opportunity. We lengthened the portfolio's average maturity early in the year to "lock-in" relatively high yields. Consequently, the yield of the Ohio Tax-Free Money Market Fund remained within a few basis points of the Lipper peer group average.

Q    What is your outlook for short-term rates in 1999?

A    We are looking for an economy that continues the general slow growth, low inflation pattern of the past several years. This will likely translate into lower interest rates and better market liquidity. We believe Mr. Greenspan will advocate reducing the Federal funds rate to 4.5% to 4% within the first six months of 1999. Municipalities will likely avoid any negative impact from the worldwide turmoil experienced in the past several months. Credit quality continues to improve for most entities because of moderate economic growth, better fiscal management, and stable reserves.

PORTFOLIOS OF INVESTMENTS


STAR TREASURY FUND      November 30, 1998

----------------------------------------------------------------------
PRINCIPAL AMOUNT                                        AMORTIZED COST
----------------------------------------------------------------------
U.S. TREASURIES - 34.4%
U.S. TREASURY BILLS - 5.1%
 $75,000,000   12/15/1998                                  $74,860,244
  10,000,000   12/24/1998                                    9,972,208
----------------------------------------------------------------------
               Total                                        84,832,452
----------------------------------------------------------------------
U.S. TREASURY NOTES - 29.3%
  10,000,000   5.125%, 12/31/1998                            9,996,114
  20,000,000   5.75%, 12/31/1998                            20,000,719
  10,000,000   6.375%, 1/15/1999                            10,011,111
  60,000,000   5.875%, 1/31/1999                            60,115,523
  20,000,000   6.25%, 3/31/1999                             20,047,604
  15,000,000   7.00%, 4/15/1999                             15,079,718
  60,000,000   6.375%, 4/30/1999                            60,209,033
  10,000,000   6.50%, 4/30/1999                             10,041,788
 100,000,000   6.25%, 5/31/1999                            100,803,301
  60,000,000   6.00%, 6/30/1999                             60,401,386
  80,000,000   5.875%, 8/31/1999                            80,872,899
  40,000,000   5.75%, 9/30/1999                             40,355,078
----------------------------------------------------------------------
               Total                                       487,934,274
----------------------------------------------------------------------
TOTAL U.S. TREASURIES                                      572,766,726
----------------------------------------------------------------------
REPURCHASE AGREEMENTS - 64.8%
----------------------------------------------------------------------
  79,245,000   Dean Witter Reynolds, Inc.,
                 5.00%, dated 11/30/1998,
                 due 12/1/1998, repurchase
                 price $79,256,006 (Collateralized
                 by U.S. Government Securities)             79,245,000
 420,000,000   Donaldson, Lufkin and Jenrette
                 Securities Corp., 5.30%,
                 dated 11/30/1998, due
                 12/1/1998, repurchase price
                 $420,061,833 (Collateralized
                 by U.S. Government Securities)            420,000,000
  80,000,000   Lehman Brothers Inc., 4.95%,
                 dated 11/27/1998, due
                 12/1/1998, repurchase price
                 $80,044,000 (Collateralized
                 by U.S. Government Securities)             80,000,000
  80,000,000   Merrill Lynch, Pierce, Fenner and
                 Smith, Inc., 5.33%, dated
                 11/30/1998, due 12/1/1998,
                 repurchase price $80,011,844
                 (Collateralized by U.S.
                 Government Securities)                     80,000,000
 420,000,000   Swiss Bank, 5.30%, dated
                 11/30/1998, due 12/1/1998,
                 repurchase price $420,061,833
                 (Collateralized by U.S.
                 Government Securities)                    420,000,000
----------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENTS                              1,079,245,000
----------------------------------------------------------------------
MUTUAL FUNDS - 5.3%
  10,387,706   Merrill Lynch Institutions
                 Treasury Fund                              10,387,706
  77,562,944   Short Term Investment Fund                   77,562,944
----------------------------------------------------------------------
TOTAL MUTUAL FUNDS                                          87,950,650
----------------------------------------------------------------------
TOTAL INVESTMENTS - 104.5%                               1,739,962,376
----------------------------------------------------------------------
LIABILITIES, LESS OTHER ASSETS - (4.5%)                    (74,388,891)
----------------------------------------------------------------------
TOTAL NET ASSETS - 100.0%                               $1,665,573,485
----------------------------------------------------------------------

                      (See Notes to Financial Statements.)

STAR TAX-FREE MONEY MARKET FUND            November 30, 1998

----------------------------------------------------------------------
PRINCIPAL AMOUNT                                        AMORTIZED COST
----------------------------------------------------------------------
SHORT-TERM MUNICIPALS - 99.0%
ARIZONA - 0.7%
  $1,000,000   Tempe, AZ Industrial Development
                 Authorities, IDR Bonds Mandatory
                 Put, Safeway, Inc., (Bankers Trust
                 Company LOC), 3.15%, 4/15/1999             $1,000,000
----------------------------------------------------------------------
COLORADO - 1.5%
   2,000,000   Smith Creek Metropolitan District of
                 Colorado, Revenue Bonds Weekly
                 VRDNs, (NationsBank, Fort Worth,
                 LOC), 3.10%, 10/1/2035                      2,000,000
----------------------------------------------------------------------
FLORIDA - 1.7%
     800,000   University of Florida Athletic Association,
                 Daily VRDNs, University of Florida
                 Stadium, (SunTrust Bank, Central
                 Florida LOC), 3.15%, 2/1/2020                 800,000
   1,500,000   University of Florida Athletic Association,
                 Daily VRDNs, University of Florida
                 Stadium, (SunTrust Bank, Central
                 Florida LOC), 3.04%, 12/1/2020              1,500,000
----------------------------------------------------------------------
               Total                                         2,300,000
----------------------------------------------------------------------
GEORGIA - 3.7%
   1,300,000   Columbus, GA Housing Authority,
                 Weekly VRDNs, Columbus State
                 University Foundation, (SunTrust Bank,
                 Atlanta LOC), 3.20%, 11/1/2017              1,300,000
   1,000,000   Fulton County, GA Development
                 Authority, Weekly VRDNs, Arthritis
                 Foundation, Inc., (SunTrust Bank,
                 Atlanta LOC), 3.20%, 12/1/2016              1,000,000
     800,000   Fulton County, GA Development
                 Authority, Revenue Bonds Weekly
                 VRDNs,  Robert W. Woodruff Arts
                 Center, (SunTrust Bank, Atlanta LOC),
                 3.20%, 2/1/2016                               800,000
   1,900,000   Rockdale County, GA Hospital Authority
                 Series 1994, Revenue Certificates
                 Weekly VRDNs, Rockdale Hospital,
                 (SunTrust Bank, Atlanta LOC),
                 3.20%, 10/1/2009                            1,900,000
----------------------------------------------------------------------
               Total                                         5,000,000
----------------------------------------------------------------------
ILLINOIS - 16.0%
   2,000,000   Illinois Development Finance Authority
                 Series 1993A, Weekly VRDNs, Loyola
                 Academy, (Northern Trust Corp. LOC),
                 3.15%, 10/1/2027                            2,000,000
   1,055,000   Illinois Development Finance Authority,
                 Revenue Bonds Weekly VRDNs, Lake
                 Forest Academy, (Northern Trust
                 Corp. LOC), 3.20%, 12/1/2024                1,055,000
   2,000,000   Illinois Development Finance Authority,
                 Revenue Bonds Weekly VRDNs,
                 Roosevelt University, (American
                 National Bank, Chicago LOC), 3.20%,
                 4/1/2025                                    2,000,000
   2,500,000   Illinois Development Finance Authority
                 Series A, Weekly VRDNs, Presbyterian
                 Home Lake, (LaSalle National Bank,
                 Chicago LOC), 3.20%, 9/1/2031               2,500,000
   4,500,000   Illinois Development Finance Authority
                 Series 1996, Variable/Fixed Rate
                 Demand Revenue Bonds Weekly
                 VRDNs, Chicago Symphony Orchestra
                 Project, (Bank of America Illinois LOC),
                 3.10%, 6/1/2031                             4,500,000
   2,000,000   Illinois Development Finance Authority
                 Pollution Control Series C, Revenue
                 Bonds Weekly VRDNs, Illinois Power
                 Company, (ABN AMRO Bank N.A. LOC),
                 3.00%, 8/26/1999                            2,000,000
   2,500,000   Illinois Educational Facilities Authority,
                 Revenue Bonds Weekly VRDNs,
                 Newberry Library Project, (Northern
                 Trust Corp. LOC), 3.15%, 3/1/2028           2,500,000
     400,000   Illinois Health Facilities Authority,
                 Revenue Bonds Weekly VRDNs,
                 Gottlieb Health Resources, Inc.,
                 (Harris Trust & Savings Bank, Chicago
                 LOC), 3.15%, 11/15/2024                       400,000
   2,900,000   Illinois Health Facilities Authority,
                 Revenue Bonds Weekly VRDNs,
                 Gottlieb Health Resources, Inc.,
                 (Harris Trust & Savings Bank,
                 Chicago LOC), 3.15%, 11/15/2025             2,900,000
   1,245,000   Schaumburg, IL, IDR, Weekly VRDNs,
                 La Quita Motor Inns, (NationsBank,
                  Fort Worth LOC), 3.25%, 8/1/2001           1,245,000
     450,000   Springfield, IL, Community Improvement
                 Revenue Bonds Weekly VRDNs,
                 Kent Family Project, (PNC Bank,
                 N.A. LOC), 3.30%, 7/1/1999                    450,000
----------------------------------------------------------------------
               Total                                        21,550,000
----------------------------------------------------------------------
INDIANA - 0.7%
   1,000,000   Indiana Bond Bank, Advance Funding
                 Program Notes Series 1998 A-2,
                 4.00%, 1/20/1999                            1,000,530
----------------------------------------------------------------------
KENTUCKY - 3.7%
   1,000,000   Boone County, KY, IDRB Series 1994A,
                 Weekly VRDNs, Square D Co., (Societe
                 Generale, Chicago, IL LOC), 3.15%,
                 3/1/2003                                    1,000,000
   4,000,000   Fulton, KY, Revenue Bonds Weekly
                 VRDNs, Community Health System of
                 Kentucky, (First Union National Bank,
                 Charlotte, N.C. LOC), 3.15%, 5/1/2010       4,000,000
----------------------------------------------------------------------
               Total                                         5,000,000
----------------------------------------------------------------------
MARYLAND - 1.4%
   1,700,000   Baltimore, MD, EDA Weekly VRDNs,
                 Field Container Co. L.P., (American
                 National Bank, Chicago LOC),
                 3.20%, 12/1/1999                            1,700,000
     170,000   Maryland State IDFA Series 1991,
                 Weekly VRDNs, Maryland Academy
                 of Sciences Facility, (NationsBank, N.A.,
                 Charlotte LOC), 3.20%, 6/1/2002               170,000
----------------------------------------------------------------------
               Total                                         1,870,000
----------------------------------------------------------------------
MASSACHUSETTS - 3.7%
   5,000,000   Massachusetts Bay Transit Authority
                 Series C, CP (Westdeutsche
                 Landesbank Girozentrale LOC),
                 3.10%, 1/14/1999                            5,000,000
----------------------------------------------------------------------
MICHIGAN - 3.0%
   3,800,000   Cornell, MI Economic Development
                 Corp., Industrial Development Revenue
                 Bonds Series 1990, CP Mead-Escanaba
                 Paper Co. Project, (Credit Suisse First
                 Boston LOC), 3.05%, 1/13/1999               3,800,000
     195,000   Lenawee County, MI EDC, Revenue
                 Bonds Weekly VRDNs, Hardwoods of
                 Michigan, Inc., (National City Bank, Ohio
                 LOC), 3.30%, 10/1/1999                        195,000
----------------------------------------------------------------------
               Total                                         3,995,000
----------------------------------------------------------------------
MISSISSIPPI - 1.5%
   2,000,000   Forest, MS, IDR Refunding Bonds
                 Weekly VRDNs, Sara Lee Corp.,
                  3.20%, 10/1/2012                           2,000,000
----------------------------------------------------------------------
MISSOURI - 10.3%
     600,000   Independence, MO IDA, IDRB Weekly
                 VRDNs, Shoney's Inn, (Wachovia
                 Bank of NC, NA, Winston-Salem LOC),
                 3.50%, 10/1/2007                              600,000
   1,500,000   Missouri State Environmental
                 Improvement & Energy Authority
                 Series 1985A, Union Electric Co.,
                 (Union Bank of Switzerland,
                 Zurich LOC), 3.375%, 12/4/1998              1,500,000
   1,000,000   Missouri State Environmental
                 Improvement & Energy Authority
                 Series 1985A, Union Electric Co.,
                 (Union Bank of Switzerland,
                 Zurich LOC), 3.25%, 1/7/1999                1,000,000
   7,200,000   Missouri State Environmental
                 Improvement & Energy Authority,
                 Revenue Bonds Weekly VRDNs,
                 Kansas City Power and Light Co.,
                 3.20%, 7/1/2017                             7,200,000
   1,500,000   Missouri State HEFA, Revenue Bonds
                 Series C, Daily VRDNs, Washington
                 University, 3.30%, 9/1/2030                 1,500,000
   2,000,000   Missouri State HEFA, Revenue Bonds
                 Series D, Daily VRDNs, Washington
                 University, 3.30%, 9/1/2030                 2,000,000
----------------------------------------------------------------------
               Total                                        13,800,000
----------------------------------------------------------------------
NEW MEXICO - 0.7%
     900,000   Belen, NM, IDR Series 1991, Weekly
                 VRDNs, United Desiccants, Inc.,
                 (National City Bank, Kentucky LOC),
                 3.35%, 4/1/2000                               900,000
----------------------------------------------------------------------
OHIO - 18.7%
   1,250,000   Butler County, OH, GO LT BANs,
                 4.00%, 3/19/1999                            1,251,428
     500,000   Butler County, OH, GO LT BANs,
                 4.02%, 3/19/1999                              500,538
     500,000   Butler County, OH, GO LT BANs,
                 4.10%, 8/5/1999                               501,303
   2,000,000   Butler County, OH, GO LT BANs,
                 3.55%, 10/21/1999                           2,006,872
     470,000   Centerville, OH, Health Care, Revenue
                 Bonds Weekly VRDNs, Bethany
                 Lutheran Village, (PNC Bank, Ohio,
                 N.A. LOC), 3.15%, 11/1/2013                   470,000
   1,670,000   Clermont County, OH, GO LT BANs,
                 4.125%, 12/17/1998                          1,670,158
   2,500,000   Cuyahoga County, OH Hospital
                 Authority Series B Weekly VRDNs,
                 Cleveland Clinic, 3.15%, 1/1/2025           2,500,000
   2,000,000   East Muskingum Water Authority,
                 OH Series 1998, BANs,
                 4.32%, 6/24/1999                            2,003,447
   1,000,000   Erie County, OH, GO LT BANs,
                 4.25%, 6/1/1999                             1,002,398
     800,000   Franklin County, OH Hospital Facility
                 Authority Series A, Weekly VRDNs,
                 U.S. Health Corp. of Columbus,
                 (Morgan Guaranty Trust Co.,
                 New York LOC), 3.15%, 12/1/2021               800,000
     750,000   Hamilton County, OH Hospital Facilities
                 Authority Series 1997A, Weekly
                 VRDNs, Children's Hospital Medical
                 Center, (PNC Bank, Ohio, N.A. LOC),
                 3.35%, 5/15/2017                              750,000
     300,000   Hamilton County, OH Hospital Facilities
                 Authority Series B, Revenue Bonds
                 Weekly VRDNs, Health Alliance of
                 Greater Cincinnati, (MBIA Insurance
                 Corporation INS), 3.10%, 1/1/2018             300,000
     350,000   Marion County, OH Hospital Authority
                 Weekly VRDNs, Pooled Lease
                 Program, (Bank One, Ohio, N.A. LOC),
                 3.20%, 3/1/2016                               350,000
     110,000   Marion County, OH Hospital Authority,
                 Revenue Bonds Weekly VRDNs,
                 Pooled Lease Program, (Bank One,
                 Ohio N.A. LOC), 3.20%, 8/1/2020               110,000
     740,000   Marysville, OH, GO LT BANs,
                 3.67%, 3/15/1999                              740,561
     500,000   Mason, OH City School District Series A
                 BANs, 4.02%, 2/18/1999                        500,438
   3,000,000   Mayfield, OH, GO LT BANs,
                 3.65%, 9/28/1999                            3,005,491
   1,900,000   Middleburg Heights, OH Hospital
                 Improvement Revenue Bonds
                 Weekly VRDNs, (KeyBank, N.A. LOC),
                 3.25%, 8/15/2022                            1,900,000
   1,000,000   Ohio School Districts Cash Flow
                 Borrowing Program Series B
                 TANs, 3.60%, 6/30/1999                      1,002,510
     310,000   Ohio State IDR Weekly VRDNs,
                 Cincinnati Riverfront Coliseum, Inc.,
                 (PNC Bank, Ohio, N.A. LOC),
                 3.30%, 6/1/1999                               310,000
     450,000   Ohio State IDR Weekly VRDNs,
                 Cincinnati Riverfront Coliseum, Inc.,
                 (PNC Bank, Ohio, N.A. LOC),
                 3.30%, 6/1/2002                               450,000
     485,000   Ohio State IDR Weekly VRDNs,
                 Cincinnati Riverfront Coliseum, Inc.,
                 (PNC Bank, Ohio, N.A. LOC),
                 3.30%, 6/1/2003                               485,000
     500,000   Ohio State Water Development Authority,
                 Pollution Control Series 1997,
                 Revenue Bonds Weekly VRDNs, Philip
                 Morris Cos., Inc., 3.30%, 9/1/2018            500,000
   2,000,000   Summit County, OH Series A, GO LT
                 BANs, 4.50%, 6/3/1999                       2,007,350
----------------------------------------------------------------------
               Total                                        25,117,494
----------------------------------------------------------------------
OREGON - 3.6%
   4,845,000   Portland, OR Weekly VRDNs, University
                 Park Apartments, (Bank of Boston
                 LOC), 3.15%, 10/1/2011                      4,845,000
----------------------------------------------------------------------
PENNSYLVANIA - 11.7%
   1,110,000   Allegheny County, PA HDA Series B2,
                 Weekly VRDNs, Presbyterian
                 University Hospital, (NBD Bank LOC),
                 3.30%, 3/1/2018                             1,110,000
   3,200,000   Allegheny County, PA HDA Series B3,
                 Weekly VRDNs, Presbyterian
                 University Hospital, (NBD Bank LOC),
                 3.30%, 3/1/2018                             3,200,000
   4,000,000   Allegheny County, PA IDA, PCR Series
                 1992A, Mandatory Put Bond,
                 Duquesne Light Power Co., (Canadian
                 Imperial Bank of Commerce, Toronto
                 LOC), 3.85%, 1/28/1999                      4,000,000
     475,000   Allegheny County, PA HDA Series D,
                 Daily VRDNs, Presbyterian University
                 Health Systems, (MBIA INS), 3.30%,
                 3/1/2020                                      475,000
   2,000,000   Allentown, PA Area Hospital Authority
                 Series B, Revenue Bonds Daily VRDNs,
                 Sacred Heart Hospital, (First Union
                 National Bank LOC), 3.30%, 7/1/2023         2,000,000
   1,625,000   Butler County, PA IDA, Health, Hospital
                 Series B, Lutheran Welfare, (PNC
                 Bank, N.A. LOC), 2.95%, 11/1/1999           1,625,000
   1,000,000   East Penn, PA IDA, IDR Weekly VRDNs,
                 Electronic Data Systems Corp.,
                 (Wachovia Bank of Georgia NA LOC),
                 3.15%, 12/31/2006                           1,000,000
   1,320,000   Pennsylvania Infrastructure Invitation
                 Authority Series A, Revenue Bonds,
                 6.90%, 9/1/1999                             1,379,805
   1,000,000   Temple University, Refunding Bonds
                 Series B, 4.50%, 5/14/1999                  1,003,244
----------------------------------------------------------------------
               Total                                        15,793,049
----------------------------------------------------------------------
TENNESSEE - 8.3%
   1,000,000   Greenville, TN IDB, IDRB Weekly VRDNs,
                 Ball Corp., (Wachovia Bank of Georgia
                 LOC), 3.15%, 11/1/2011                      1,000,000
   3,700,000   Metropolitan Government Nashville &
                 Davidson County, TN HEFA,
                 Educational Facilities Revenue Bonds
                 Series 1997, Weekly VRDNs, Belmont
                 University Project, (SunTrust Bank,
                 Nashville LOC), 3.20%, 12/1/2022            3,700,000
   3,100,000   Rutherford County, TN IDB Weekly
                 VRDNs, Square D Co., (Societe
                 Generale, Chicago, IL LOC),
                 3.15%, 4/1/2017                             3,100,000
   3,360,000   Sullivan County, TN Health Educational &
                 Housing Facilities Board, Revenue
                 Bonds Weekly VRDNs, Asbury Center,
                 (NationsBank, N.A., Charlotte LOC),
                 3.35%, 1/1/2010                             3,360,000
----------------------------------------------------------------------
               Total                                        11,160,000
----------------------------------------------------------------------
TEXAS - 6.8%
   2,170,000   Bexar County, Health Facilities
                 Development Authority Weekly VRDNs,
                 Army Retirement Resources
                 Foundation, (Rabobank Nederland,
                 Utrecht LOC), 3.10%, 7/1/2011               2,170,000
   2,300,000   Harris County, TX HFDC, Series 1994,
                 Daily VRDNs, Methodist Hospital,
                 Harris County, TX, 3.25%, 12/1/2025         2,300,000
     900,000   Lone Star, Texas Airport Improvement
                 Authority Series B, Revenue Bonds
                 Weekly VRDNs, American Airlines Inc.,
                 (Royal Bank of Canada LOC),
                 3.25%, 12/1/2014                              900,000
   1,800,000   San Antonio, TX IDA Weekly VRDNs,
                 San Antonio River Center Associates,
                 (PNC Bank, N.A. LOC), 3.30%,
                 12/1/2012                                   1,800,000
   2,000,000   Waller County, TX IDC, Industrial
                 Improvement Revenue Bonds Weekly
                 VRDNs, Tubular Steel, Inc., (Wachovia
                 Bank of Georgia NA LOC), 3.15%,
                 9/1/1999                                    2,000,000
----------------------------------------------------------------------
               Total                                         9,170,000
----------------------------------------------------------------------
VIRGINIA - 1.3%
   1,735,000   Rockbridge County, VA IDA, IDR Bonds
                 Mandatory Put, Safeway, Inc.,
                 (Bankers Trust Co. LOC),
                 3.65%, 2/1/1999                             1,735,000
----------------------------------------------------------------------
TOTAL SHORT-TERM MUNICIPALS                                133,236,073
----------------------------------------------------------------------
MUTUAL FUNDS - 0.2%
     100,000   AIM Tax-Free Investments Co.                    100,000
     192,661   SEI Tax Exempt Money Market Fund                192,661
----------------------------------------------------------------------
TOTAL MUTUAL FUNDS                                             292,661
----------------------------------------------------------------------
TOTAL INVESTMENTS - 99.2%                                  133,528,734
----------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - 0.8%                        1,027,702
----------------------------------------------------------------------
TOTAL NET ASSETS - 100.0%                                 $134,556,436
----------------------------------------------------------------------

                      (See Notes to Financial Statements.)


STAR OHIO TAX-FREE MONEY MARKET FUND              November 30, 1998

----------------------------------------------------------------------
PRINCIPAL AMOUNT                                        AMORTIZED COST
----------------------------------------------------------------------
OHIO SHORT-TERM INVESTMENTS - 100.7%
----------------------------------------------------------------------
OHIO SHORT-TERM MUNICIPALS - 94.7%
  $1,460,000   Allen County, OH Health Care Facilities
                 Series 1998, Weekly VRDNs,
                 Mennonite Home, (Norwest Bank
                 Minnesota, N.A. LOC), 3.25%,
                 2/1/2018                                   $1,460,000
     535,000   Barberton, OH, Sewer System
                 Revenue Bonds, 3.70%, 12/1/1998               535,000
     500,000   Butler County, OH, GO LT BANs,
                 3.50%, 3/19/1999                              500,587
     225,000   Butler County, OH, GO LT BANs,
                 4.00%, 3/19/1999                              225,257
     200,000   Centerville, OH Weekly VRDNs,
                 Bethany Lutheran Village,
                 (PNC Bank, Ohio, N.A. LOC),
                 3.30%, 5/1/2008                               200,000
     500,000   Clermont County, OH, GO LT BANs,
                 4.125%, 12/17/1998                            500,047
   1,500,000   Cleveland, OH Income Tax Rev CP,
                 (Toronto-Dominion Bank LOC),
                 3.15%, 1/13/1999                            1,500,000
   1,000,000   Columbus, OH, GO UT Weekly VRDNs,
                 3.00%, 12/1/2017                            1,000,000
     100,000   Columbus, OH Electrical Systems,
                 Electric, Light & Power Improvement
                 Revenue Bonds Monthly VRDNs,
                 (Union Bank of Switzerland, Zurich
                 LOC), 3.10%, 9/1/2009                         100,144
   1,000,000   Columbus, OH Sewer System, Revenue
                 Bonds Series 1994, Weekly VRDNs,
                 3.05%, 6/1/2011                             1,000,000
   1,500,000   Cuyahoga County, OH, Hospital Revenue
                 Bonds Weekly VRDNs, Cleveland
                 Clinic, 3.15%, 1/1/2024                     1,500,000
   7,635,000   Cuyahoga County, OH, Hospital Authority
                 Series B Weekly VRDNs, Cleveland
                 Clinic, 3.15%, 1/1/2025                     7,635,000
     500,000   Erie County, OH, GO LT BANs,
                 4.25%, 6/1/1999                               501,199
   1,300,000   Franklin County, OH Health System
                 Revenue Bonds Weekly VRDNs,
                 Franciscan Sister, (Chase Manhattan
                 Bank LOC), 3.15%, 7/1/2015                  1,300,000
   2,500,000   Franklin County, OH Hospital Facility
                 Authority Series A, Weekly VRDNs,
                 U.S. Health Corp. of Columbus,
                 (Morgan Guaranty Trust Co., New
                 York LOC), 3.15%, 12/1/2021                 2,500,000
   4,650,000   Hamilton County, OH Health System,
                 Weekly VRDNs, West Park Community,
                 (Fifth Third Bank, Cincinnati LOC),
                 3.15%, 7/1/2017                             4,650,000
   2,500,000   Hamilton County, OH Hospital Facilities
                 Authority Series 1997A, Weekly
                 VRDNs, Children's Hospital Medical
                 Center, (PNC Bank, Ohio, N.A. LOC),
                 3.35%, 5/15/2017                            2,500,000
   1,000,000   Hamilton County, OH, Weekly VRDNs,
                 General Protestant Orphan Home,
                 (Fifth Third Bank, Cincinnati LOC),
                 3.43%, 12/1/2017                            1,000,000
     700,000   Hamilton County, OH Hospital Facilities
                 Authority Series A, Revenue Bonds
                 Weekly VRDNs, Health Alliance of
                 Greater Cincinnati, (MBIA Insurance
                 Corporation INS), 3.10%, 1/1/2018             700,000
   2,100,000   Hamilton County, OH Hospital Facilities
                 Authority Series B, Revenue Bonds
                 Weekly VRDNs, Health Alliance of
                 Greater Cincinnati, (MBIA Insurance
                 Corporation INS), 3.35%, 1/1/2018           2,100,000
   1,500,000   Hamilton, OH Multifamily Series A,
                 Revenue Bonds Weekly VRDNs,
                 Knollwood VLG, (Bank One Indiana
                 N.A. LOC), 3.20%, 1/1/2030                  1,500,000
     400,000   Mariemont, OH, BANs, 4.28%,
                 8/27/1999                                     401,076
   1,080,000   Marion County, OH Hospital Authority
                 Series 1991, Weekly VRDNs, Marion
                 County, OH Pooled Hospital Program,
                 (Bank One, Ohio, N.A. LOC),
                 3.20%, 11/1/2021                            1,080,000
     605,000   Marysville, OH, GO UT BANs,
                 3.91%, 3/19/1999                              605,449
     500,000   Mason City, OH, BANs, 3.95%,
                 12/17/1998                                    500,032
     250,000   Mason, OH City School District Series A
                 BANs, 4.02%, 2/18/1999                        250,219
   1,000,000   Mason, OH EDA Weekly VRDNs, Cedar
                 Village Project, (Fifth Third Bank,
                 Cincinnati LOC), 3.20%, 12/1/2017           1,000,000
     498,787   Mercer County, OH, GO LT BANs,
                 3.90%, 10/21/1999                             500,496
   1,000,000   Middleburg Heights, OH Hospital
                 Improvement Revenue Bonds
                 Weekly VRDNs, (KeyBank N.A. LOC),
                 3.25%, 8/15/2022                            1,000,000
     545,000   Middletown, OH, BANs,
                 4.40%, 12/15/1998                             545,100
     500,000   Milford, OH, GO LT BANs,
                 4.11%, 5/19/1999                              500,578
   3,200,000   Montgomery County, OH Health
                 Facilities Authority Series A, Daily
                 VRDNs, Miami (OH) Valley Hospital,
                 3.15%, 11/15/2022                           3,200,000
     200,000   North Ridgeville, OH, BANs,
                 4.375%, 6/2/1999                              200,361
   1,655,000   Ohio State Air Quality Development
                 Authority Series B, Revenue Bonds
                 CP, Duquesne Light Co., (First
                 National Bank Chicago LOC),
                 3.20%, 1/29/1999                            1,655,000
     600,000   Ohio State Air Quality Development
                 Authority Series A, Revenue Bonds
                 Daily VRDNs, Cincinnati Gas & Electric,
                 (ABN Amro Bank N.A. LOC),
                 3.25%, 9/1/2030                               600,000
     100,000   Ohio State IDR Weekly VRDNs,
                 Cincinnati Riverfront Coliseum, Inc.,
                 (PNC Bank, Ohio, N.A. LOC),
                 3.30%, 6/1/1999                               100,000
   2,000,000   Ohio State University CP,
                 3.20%, 1/7/1999                             2,000,000
   1,500,000   Ohio State Water Development
                 Authority, Pollution Control Series
                 1997, Revenue Bonds Weekly VRDNs,
                 Philip Morris Cos., Inc., 3.30%,
                 9/1/2018                                    1,500,000
     600,000   Scioto County, OH Hospital Authority
                 Series D, Weekly VRDNs, Volunteer
                 Hospitals of America, 3.20%,
                 12/1/2025                                     600,000
     800,000   Southwest Regional Water District,
                 OH, BANs, 4.10%, 8/19/1999                    801,653
     615,000   Springboro, OH, GO LT BANs,
                 4.05%, 7/29/1999                              615,971
     500,000   Summit County, OH Series B,
                 GO LT BANs, 3.625%, 11/18/1999                503,395
   1,000,000   Summit County, OH Civic Facility
                 Weekly VRDNs, Young Mens
                 Christian Association (KeyBank, N.A.
                 LOC), 3.25%, 12/1/2017                      1,000,000
     800,000   Tiffin, OH, GO LT, 3.95%, 7/8/1999              801,163
   1,000,000   Warren County, OH Health Care Facilities
                 Series A, Weekly VRDNs, Otterbein
                 Homes, (Fifth Third Bank, Cincinnati
                 LOC), 3.40%, 7/1/2021                       1,000,000
     730,000   Worthington City, OH City School
                 District Series 1998, BANs,
                 4.00%, 1/15/1999                              730,173
----------------------------------------------------------------------
TOTAL OHIO SHORT-TERM MUNICIPALS                            54,597,900
----------------------------------------------------------------------
OHIO MONEY MARKET MUTUAL FUNDS - 6.0%
     896,779   Midwest Ohio Tax-Free Fund                      896,779
   2,531,516   Vanguard Ohio Tax-Exempt Money
                 Market Fund                                 2,531,516
----------------------------------------------------------------------
TOTAL OHIO MONEY MARKET MUTUAL FUNDS                         3,428,295
----------------------------------------------------------------------
TOTAL INVESTMENTS - 100.7%                                  58,026,195
----------------------------------------------------------------------
LIABILITIES, LESS OTHER ASSETS - (0.7%)                       (412,546)
----------------------------------------------------------------------
TOTAL NET ASSETS - 100.0%                                  $57,613,649
----------------------------------------------------------------------

                      (See Notes to Financial Statements.)

ABBREVIATIONS TO PORTFOLIOS OF INVESTMENTS

The following abbreviations are used in these portfolios:

BANs  --  Bond Anticipation Notes
CP    --  Commercial Paper
EDA   --  Economic Development Authority
EDC   --  Economic Development Commission
GO    --  General Obligation
HDA   --  Hospital Development Authority
HEFA  --  Health and Education Facilities Authority
HFDC  --  Health Facility Development Corporation
IDA   --  Industrial Development Authority
IDB   --  Industrial Development Bond
IDC   --  Industrial Development Corporation
IDR   --  Industrial Development Revenue
IDRB  --  Industrial Development Revenue Bond
IDFA  --  Industrial Development Finance Authority
INS   --  Insured
LOC   --  Letter of Credit
LT    --  Limited Tax
MBIA  --  Municipal Bond Investors Assurance
PCR   --  Pollution Control Revenue
TANs  --  Tax and Revenue Anticipation Notes
UT    --  Unlimited Tax
VRDNs --  Variable Rate Demand Notes

STATEMENTS OF ASSETS AND LIABILITIES

November 30, 1998

                                                                                        Star             Star Ohio
                                                                                      Tax-Free            Tax-Free
                                                                    Star               Money               Money
                                                                  Treasury             Market              Market
                                                                    Fund                Fund                Fund
-------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments in repurchase agreements                        $1,079,245,000              --                  --
 Investments in securities, at amortized cost                   660,717,376        $133,528,734         $58,026,195
-------------------------------------------------------------------------------------------------------------------
     Total investments in securities, at amortized cost       1,739,962,376         133,528,734          58,026,195
-------------------------------------------------------------------------------------------------------------------
 Cash                                                                --                 529,307              --
 Income receivable                                                7,500,030             873,957             324,400
-------------------------------------------------------------------------------------------------------------------
     Total assets                                             1,747,462,406         134,931,998          58,350,595
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
LIABILITIES:
 Payable for investments purchased                               74,860,243              --                  --
 Income distribution payable                                      5,748,419             274,885             110,181
 Payable to Affiliates                                            1,224,599              89,711              12,241
 Payable to Bank                                                     47,047              --                 583,661
 Accrued expenses                                                     8,613              10,966              30,863
-------------------------------------------------------------------------------------------------------------------
     Total liabilities                                           81,888,921             375,562             736,946
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                   $1,665,573,485        $134,556,436         $57,613,649
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
NET ASSETS:
 C Shares                                                      $542,429,973        $134,556,436         $57,613,649
 Y Shares                                                     1,123,143,512              --                  --
-------------------------------------------------------------------------------------------------------------------
     Total net assets                                        $1,665,573,485        $134,556,436         $57,613,649
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
SHARES OUTSTANDING:
 C Shares                                                       542,429,973         134,556,436          57,613,649
 Y Shares                                                     1,123,143,512              --                  --
-------------------------------------------------------------------------------------------------------------------
     Total shares outstanding                                 1,665,573,485         134,556,436          57,613,649
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING PRICE AND
  REDEMPTION PROCEEDS PER SHARE:
 C Shares                                                             $1.00               $1.00               $1.00
 Y Shares                                                             $1.00              --                  --
-------------------------------------------------------------------------------------------------------------------
Investments, at identified cost                              $1,739,962,376        $133,528,734         $58,026,195
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Investments, at tax cost                                     $1,739,962,376        $133,528,734         $58,026,195
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------

                      (See Notes to Financial Statements.)

STATEMENTS OF OPERATIONS

Period Ended November 30, 1998

                                                                        Star           Star Ohio
                                                                      Tax-Free          Tax-Free
                                                   Star                Money             Money
                                                 Treasury              Market            Market
                                                   Fund                 Fund          Fund(a)<F3>
--------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Interest income                               $73,555,596           $4,357,538       $1,252,542
EXPENSES:
 Investment advisory fees                        6,734,607              676,387          195,781
 Shareholder services fees                       3,366,730              304,679           89,270
 Administration fees                             1,561,120              142,356           46,932
 Custodian fees                                    333,730               28,745           10,199
 Transfer and dividend disbursing
    agent fees and expenses                        227,785               27,302           15,368
 Trustees' fees                                     13,095                2,178            2,427
 Auditing fees                                      15,265               24,434           10,000
 Legal fees                                          6,010                5,444            3,655
 Portfolio accounting fees                         150,501               41,675           50,818
 Distribution services fees -- C Shares            664,915                 --               --
 Federal and state registration fees                57,682               16,283           35,116
 Printing and postage                               36,538               15,721           15,352
 Miscellaneous                                      38,239                5,542            5,327
--------------------------------------------------------------------------------------------------
    Total expenses                              13,206,217            1,290,746          480,245
--------------------------------------------------------------------------------------------------
Waivers--
--------------------------------------------------------------------------------------------------
 Waiver of investment advisory fees                  --                (122,979)        (142,326)
 Waiver of administration fees                       --                    --            (18,871)
 Waiver of shareholder services fees            (2,695,019)            (246,089)         (71,572)
--------------------------------------------------------------------------------------------------
    Total Waivers                               (2,695,019)            (369,068)        (232,769)
--------------------------------------------------------------------------------------------------
     Net Expenses                               10,511,198              921,678          247,476
--------------------------------------------------------------------------------------------------
      Net investment income                    $63,044,398           $3,435,860       $1,005,066
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------

(a)<F3> Reflects operations for the period from December 2, 1997 (date of initial public investment) to November 30, 1998.


                      (See Notes to Financial Statements.)

STATEMENTS OF CHANGES IN NET ASSETS

                                                                    Star              Star Ohio
                                        Star                      Tax-Free             Tax-Free
                                      Treasury                  Money Market         Money Market
                                        Fund                        Fund                 Fund
                             -------------------------   -------------------------  -------------
                               Year Ended   Year Ended    Year Ended    Year Ended   Period Ended
                              November 30, November 30,  November 30,  November 30,  November 30,
                                  1998         1997          1998          1997      1998 (a)<F4>
--------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS--
Net investment income        $63,044,398    $47,717,951   $3,435,860    $4,103,115     $1,005,066
--------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS--
 Distributions from net
   investment income
    C Shares                 (20,969,988)   (29,726,806)  (3,435,860)   (4,103,115)    (1,005,066)
    Y Shares                 (42,074,410)   (17,991,145)        --           --            --
--------------------------------------------------------------------------------------------------
 Change in net assets from
    distributions to
    shareholders             (63,044,398)   (47,717,951)  (3,435,860)   (4,103,115)    (1,005,066)
--------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS--
Proceeds from sales
 of shares                 9,879,339,361  6,634,149,054  490,492,605   529,216,899    137,909,771
Net asset value of
 shares issued to
 shareholders in payment
 of distributions declared       433,873        469,381        5,730         5,547          3,259
Cost of shares redeemed   (9,342,895,476)(6,335,181,799)(482,289,434) (556,130,618)   (80,299,381)
--------------------------------------------------------------------------------------------------
 Change in net assets from
    share transactions       536,877,758    299,436,636    8,208,901   (26,908,172)    57,613,649
--------------------------------------------------------------------------------------------------
    Change in net assets     536,877,758    299,436,636    8,208,901   (26,908,172)    57,613,649
--------------------------------------------------------------------------------------------------
NET ASSETS:
Beginning of period        1,128,695,727    829,259,091  126,347,535   153,255,707        --
--------------------------------------------------------------------------------------------------
End of period             $1,665,573,485 $1,128,695,727 $134,556,436  $126,347,535    $57,613,649
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------

(a)<F4>   Reflects operations from December 2, 1997 (date of initial public investment) to November 30, 1998.


                      (See Notes to Financial Statements.)

FINANCIAL HIGHLIGHTS

STAR FUNDS
(For a share outstanding throughout each period)

                                                                                 RATIOS TO AVERAGE NET ASSETS
             NET ASSET            DISTRIBUTION                           ----------------------------------------     NET ASSETS
               VALUE,       NET     FROM NET    NET ASSET                              NET         EXPENSE              END OF
PERIOD ENDED BEGINNING   INVESTMENT INVESTMENT VALUE, END   TOTAL                   INVESTMENT      WAIVER/             PERIOD
NOVEMBER 30,  OF PERIOD    INCOME     INCOME    OF PERIOD  RETURN (A)<F5> EXPENSES    INCOME     REIMBURSEMENT (B)<F6>(000 OMITTED)
------------------------------------------------------------------------------------------------------------------------------------
STAR TREASURY FUND
C SHARES
1994            $1.00        0.03      (0.03)    $1.00      3.30%          0.70%        3.24%        0.20%               $358,766
1995            $1.00        0.05      (0.05)    $1.00      5.23%          0.71%        5.14%        0.20%               $654,963
1996            $1.00        0.05      (0.05)    $1.00      4.80%          0.70%        4.69%        0.20%               $829,259
1997            $1.00        0.05      (0.05)    $1.00      4.85%          0.73%        4.73%        0.20%               $469,400
1998            $1.00        0.05      (0.05)    $1.00      4.69%          0.88%        4.58%        0.20%               $542,430
Y SHARES
1997(c)<F7>     $1.00        0.03      (0.03)    $1.00      3.37%          0.72%(d)<F8> 4.87%(d)<F8> 0.20%(d)<F8>        $659,296
1998            $1.00        0.05      (0.05)    $1.00      4.84%          0.73%        4.73%        0.20%             $1,123,144

STAR TAX-FREE MONEY MARKET FUND
C SHARES
1994            $1.00        0.02      (0.02)    $1.00      2.15%          0.65%        2.12%        0.35%               $135,427
1995            $1.00        0.03      (0.03)    $1.00      3.32%          0.66%        3.26%        0.35%               $167,356
1996            $1.00        0.03      (0.03)    $1.00      2.91%          0.70%        2.87%        0.31%               $153,256
1997            $1.00        0.03      (0.03)    $1.00      3.02%          0.69%        2.96%        0.30%               $126,348
1998            $1.00        0.03      (0.03)    $1.00      2.83%          0.75%        2.79%        0.30%               $134,556

STAR OHIO TAX-FREE MONEY MARKET FUND
C SHARES
1998(e)<F9>     $1.00        0.03      (0.03)    $1.00      2.61%          0.69%(d)<F8> 2.81%(d)<F8> 0.65%(d)<F8>         $57,614
------------------------------------------------------------------------------------------------------------------------------------
(a)<F5>   Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
(b)<F6>   This voluntary expense decrease is reflected in both the expense and net investment income ratios.
(c)<F7>   Reflects operations for the period from March 25, 1997 (date of initial public investment) to November 30, 1997.
(d)<F8>   Computed on an annualized basis.
(e)<F9>   Reflects operations for the period from December 2, 1997 (date of initial public investment) to November 30, 1998.

                      (See Notes to Financial Statements.)

NOTES TO FINANCIAL STATEMENTS

NOVEMBER 30, 1998

(1) ORGANIZATION

Star Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of eleven diversified portfolios and one non-diversified portfolio. The financial statements of the following portfolios (individually referred to as the "Fund", or collectively as the "Funds") are presented herein along with each Fund's investment objective:

 PORTFOLIO NAME                         INVESTMENT OBJECTIVE
-------------------------------------------------------------------------
Star Treasury Fund                 Stability of principal and current
  ("Treasury Fund")                  income consistent with stability of
                                     principal.

Star Tax-Free Money                Current income exempt from
  Market Fund ("Tax-Free             federal regular income tax
  Money Market Fund")                consistent with stability of principal.

Star Ohio Tax-Free Money           Current income exempt from federal
  Market Fund ("Ohio Tax-Free        regular income tax and the
  Money Market Fund") *<F10>         personal income taxes imposed
                                     by the state of Ohio and Ohio
                                     municipalities with stability of
                                     principal.

*<F10>The Ohio Tax-Free Money Market Fund became effective on November 19, 1997 and had public investment as of December 2, 1997.

The financial statements of the Stock Funds and the Bond Funds are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held.

The Treasury Fund offers two classes of shares, (C Shares and Y Shares, formerly, Investment Shares and Trust Shares, respectively); Tax-Free Money Market Fund offers one class of shares (C Shares); and Ohio Tax-Free Money Market Fund offers one class of shares (C Shares).

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles.

A. INVESTMENT VALUATIONS

The Funds' use of the amortized cost method which approximates market, to value their portfolio securities is in accordance with Rule 2a-7 under the Act. Investments in other open-end investment companies are valued at net asset value.

B. REPURCHASE AGREEMENTS

It is the policy of the Funds to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Funds to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

The Funds will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Funds' adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Funds could receive less than the repurchase price on the sale of collateral securities.

C. INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Interest income and expenses are accrued daily. Net investment income other than class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net asset value of outstanding shares (or the value of dividend-eligible shares, as appropriate) of each class of shares at the beginning of the day (after adjusting for the current day's capital share activity of the respective class). Distributions to shareholders are recorded on the ex-dividend date.

D. FEDERAL TAXES

It is each Fund's policy to comply with the provisions of the Internal Revenue Code, as amended applicable to regulated investment companies and to distribute to shareholders each year substantially all of their income. Accordingly, no provisions for federal tax are necessary.

E. WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

F. USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, revenues and expenses reported in the financial statements. Actual results could differ from those estimated.

G. OTHER

Investment transactions are accounted for on the trade date.

(3) SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). At November 30, 1998, capital paid-in for Treasury Fund, Tax-Free Money Market Fund and Ohio Tax-Free Money Market Fund aggregated $1,665,573,485, $134,556,436, and $57,613,649, respectively. Transactions in Fund shares were as follows:

                                              TREASURY FUND
                                  --------------------------------------
                                       YEAR                 PERIOD
                                       ENDED                ENDED
                                   NOVEMBER 30,          NOVEMBER 30,
Y SHARES                               1998               1997*<F11>
------------------------------   -----------------    -----------------
Shares sold                          5,673,502,702       2,057,044,184
Shares issued to shareholders
  in payment of distributions
  declared                                 294,269              81,573
Shares redeemed                     (5,209,949,047)     (1,397,830,169)
                                  --------------------------------------
  Net change resulting from
    Y Share transactions               463,847,924         659,295,588
                                  --------------------------------------
*<F11>Reflects operations for the period from March 25, 1997 (date of initial public investment) to November 30, 1997.

                                              TREASURY FUND
                                  --------------------------------------
                                       YEAR                  YEAR
                                       ENDED                ENDED
                                   NOVEMBER 30,          NOVEMBER 30,
C SHARES                               1998                  1997
------------------------------   -----------------    -----------------
Shares sold                          4,205,836,659       4,577,104,870
Shares issued to shareholders
  in payment of distributions
  declared                                 139,604             387,808
Shares redeemed                     (4,132,946,429)     (4,937,351,630)
                                  --------------------------------------
  Net change resulting from
    C Share transactions                73,029,834        (359,858,952)
                                  --------------------------------------

                                              TAX-FREE MONEY
                                               MARKET FUND
                                  --------------------------------------
                                       YEAR                  YEAR
                                       ENDED                ENDED
                                   NOVEMBER 30,          NOVEMBER 30,
C SHARES                               1998                  1997
------------------------------   -----------------    -----------------
Shares sold                            490,492,605         529,216,899
Shares issued to shareholders
  in payment of distributions
  declared                                   5,730               5,547
Shares redeemed                       (482,289,434)       (556,130,618)
                                  --------------------------------------
  Net change resulting from
    C Share transactions                 8,208,901         (26,908,172)
                                  --------------------------------------

                                              OHIO TAX-FREE
                                               MONEY MARKET
                                             ----------------
                                                   FUND
                                               PERIOD ENDED
                                               NOVEMBER 30,
C SHARES                                       1998**<F12>
-----------------------------------------    ----------------
Shares sold                                      137,909,771
Shares issued to shareholders in payment of
  distributions declared                               3,259
Shares redeemed                                  (80,299,381)
                                             ----------------
  Net change resulting from
    C Share transactions                          57,613,649
                                             ----------------
**<F12>   Reflects operations for the period from December 2, 1997 (date of initial public investment) to November 30, 1998.

(4) INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

A. GENERAL

Certain officers, directors or trustees of Star Bank, N.A., Firstar Mutual Fund Services, LLC, Federated Administrative Services and Federated Services Company serve or did serve as officers and Trustees of the Trust. Star Bank, N.A. and Firstar Mutual Fund Services, LLC are related by virtue of each being a subsidiary of Firstar Corporation.

B. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Star Bank, N.A., the Trust's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee based on a percentage of each Fund's average daily net assets as follows:

FUND NAME                               ANNUAL RATE
----------------------------------------------------
Treasury Fund                                0.50%
Tax-Free Money Market Fund                   0.55%
Ohio Tax-Free Money Market Fund              0.55%
----------------------------------------------------

The Adviser may voluntarily choose to waive a portion of its fee. The Adviser may modify or terminate this voluntary waiver of its advisory fees at any time at its sole discretion.

C. ADMINISTRATIVE FEES

Effective October 1, 1998, Firstar Mutual Fund Services, LLC ("Firstar") provides the Funds with certain administrative personnel and services. Firstar receives a fee at an annual rate of 0.11% of the average daily net assets of each Fund for the period.

Prior to October 1, 1998, Federated Administrative Services ("FAS") provided the Funds with certain administrative personnel and services. FAS received a fee at an annual rate of 0.12% of the average daily net assets of the Trust for the period. The administrative fee received by FAS during any fiscal year was at least $50,000 per fund. Prior to January 1, 1998, the FAS fee was based on the level of aggregate average daily net assets of the Trust for the period.

D. DISTRIBUTION SERVICES FEES

Pursuant to the provisions of a distribution plan adopted in accordance with the Investment Company Act Rule 12b-1 (the "Plan"), C Shares of the Trust may pay to the distributor of the Funds an amount computed at an annual rate of 0.25% of the average daily net asset value of shares to finance any activity which is principally intended to result in the sale of shares subject to the Plan. Effective October 1, 1998, B.C. Ziegler and Company became the distributor of the Funds. Prior to that date, Federated Securities Corp. served as the distributor of the Funds.

Currently, only the Treasury Fund is accruing and paying 12b-1 fees. The Tax-Free Money Market Fund and the Ohio Tax-Free Money Market Fund will not accrue or pay any distribution expenses pursuant to the Plan until a "Y" class of shares has been registered with the Securities and Exchange Commission.

E. SHAREHOLDER SERVICES FEES

Under the terms of a Shareholder Services Agreement with Star Bank, N.A., each Fund may pay Star Bank, N.A. up to 0.25% of average daily net assets of the Funds for the period. Star Bank, N.A. limited the Shareholder Servicing fee to 0.05% of average daily net assets. The fee paid to Star Bank, N.A. is used to finance certain services for shareholders and to maintain shareholder accounts. Star Bank, N.A. can modify or terminate this limitation at any time at its sole discretion.

F. TRANSFER AND DIVIDEND DISBURSING AGENT FEES

Effective March 9, 1998, Star Bank, N.A. serves as transfer and dividend disbursing agent for the Funds. The fee paid to Star Bank, N.A. is based on the size, type and number of accounts and transactions made by shareholders.

Prior to March 9, 1998, Federated Services Company ("FServ") served as the Funds' transfer and dividend disbursing agent and received for its services a fee based on the size, type and number of accounts and transactions made by shareholders.

G. PORTFOLIO ACCOUNTING FEES

Effective October 1, 1998, Firstar became the Funds' accounting services agent. Firstar is responsible for maintaining the Funds' accounting records for which it receives a fee. The fee is based on the level of each Fund's average daily net assets for the period, subject to an annual minimum of $39,000 per Fund, plus out-of-pocket expenses.

Prior to October 1, 1998, FServ was the Funds' accounting services agent.

H. CUSTODIAN FEES

Star Bank, N.A. is the Funds' custodian for which it receives a fee. The fee is based on the level of each Fund's average daily net assets for the period, plus out-of-pocket expenses.


REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

To the Shareholders and Board of Trustees of the Star Funds:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of the Star Treasury Fund, Star Tax-Free Money Market Fund, and Star Ohio Tax-Free Money Market Fund (three of the portfolios constituting the Star Funds, a Massachusetts business trust) as of November 30, 1998, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 1998, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Star Treasury Fund, Star Tax-Free Money Market Fund, and Star Ohio Tax-Free Money Market Fund of the Star Funds as of November 30, 1998, and the results of their operations for the period then ended, the changes in their net assets for the two years in the period then ended, and their financial highlights for the periods presented, in conformity with generally accepted accounting principles.

                                                ARTHUR ANDERSEN LLP
Cincinnati, Ohio,
January 8, 1999.

TRUSTEES                                  OFFICERS


Thomas L. Conlan Jr.                   Daniel B. Benhase
                                          PRESIDENT

Dr. Alfred Gottschalk                  Joseph C. Neuberger
                                          VICE PRESIDENT

Dr. Robert J. Hill                     Michael T. Karbouski
                                          TREASURER

Dawn M. Hornback                       Elaine E. Richards
                                          SECRETARY
Lawrence M. Turner

William H. Zimmer III

  Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government or the Federal Deposit Insurance Corporation. Investment in mutual funds involves investment risks, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

 This report is authorized for distribution to prospective investors only when preceded or accompanied by the Trust's prospectus which contains facts concerning its objectives and policies, management fees, expenses and other information.

                                STAR BANK, N.A.
                               Investment Adviser

                            B.C. ZIEGLER AND COMPANY
                                  Distributor

Cusip 85491104
Cusip 854911849
Cusip 854911302
Cusip 854911781